Class C2 [Member] Fees and Expenses - Class C2 - Western Asset Short Duration Municipal Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell Class C2 shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	Number of years you own your shares ($)
Portfolio Turnover [Heading]	Portfolio turnover.
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	26.00%